Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 14,037	£ 20,357
Repurchase agreements - non trading	8,617	8,411
Debt securities in issue	37,569	35,778
Subordinated liabilities	2,385	2,386
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	65,800	70,100
Deposits by banks	14,000	20,400
Repurchase agreements - non trading	8,600	8,400
Financial liabilities designated at fair value	1,100	900
Debt securities in issue	37,600	35,800
Subordinated liabilities	2,400	2,400
Other equity instruments and non-controlling interests	2,100	2,200
Liquidity risk | Repos
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	8,600	8,400
Deposits by banks	0	0
Repurchase agreements - non trading	8,600	8,400
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Foreign exchange and hedge accounting
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	(400)	1,100
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	(600)	900
Subordinated liabilities	200	200
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Other
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,500	2,600
Deposits by banks	1,600	2,300
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	700	300
Debt securities in issue	(800)	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	56,100	58,000
Deposits by banks	12,400	18,100
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	400	600
Debt securities in issue	39,000	34,900
Subordinated liabilities	2,200	2,200
Other equity instruments and non-controlling interests	2,100	2,200
Liquidity risk | Wholesale funding | Deposits by banks
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,400	1,100
Deposits by banks	1,400	1,100
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Certificates of deposit and commercial paper
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,500	4,300
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	4,500	4,300
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Senior unsecured – public benchmark
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	11,200	12,900
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	11,200	12,900
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Senior unsecured – privately placed
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,200	800
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	400	600
Debt securities in issue	800	200
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Covered bonds
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	17,400	14,800
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	17,400	14,800
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Securitisation and structured issuance
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,100	2,700
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	5,100	2,700
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | TFSME
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	11,000	17,000
Deposits by banks	11,000	17,000
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Subordinated liabilities and equity
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,300	4,400
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	2,200	2,200
Other equity instruments and non-controlling interests	2,100	2,200
Liquidity risk | Wholesale funding | RMBS and ABS
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	£ 3,900	£ 2,800